UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02884

Barrett Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

BARRETT OPPORTUNITY FUND, INC.

FORM N-Q

MAY 31, 2009

BARRETT OPPORTUNITY FUND, INC.

Schedule of Investments (unaudited)	May 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
10,000	Omnicom Group Inc.	$305,000

CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 0.0%
96,000	FHC Delaware Inc. (a)(b)*	0

Food Products - 2.5%
47,400	Hershey Co.	1,669,428

Household Products - 2.4%
29,900	Procter & Gamble Co.	1,553,006

	TOTAL CONSUMER STAPLES	3,222,434

ENERGY - 25.2%
Energy Equipment & Services - 1.7%
13,300	Diamond Offshore Drilling Inc.	1,120,924

Oil, Gas & Consumable Fuels - 23.5%
95,100	Murphy Oil Corp.	5,611,851
19,600	Overseas Shipholding Group Inc.	662,872
170,100	Royal Dutch Shell PLC, ADR, Class A Shares	9,170,091

	Total Oil, Gas & Consumable Fuels	15,444,814

	TOTAL ENERGY	16,565,738

FINANCIALS - 40.7%
Capital Markets - 14.4%
340,071	Bank of New York Mellon Corp.	9,447,172

Diversified Financial Services - 4.1%
130,600	Leucadia National Corp. *	2,726,928

Insurance - 15.8%
244,700	Chubb Corp.	9,702,355
24,700	Loews Corp.	668,135

	Total Insurance	10,370,490

Real Estate Investment Trusts (REITs) - 4.0%
65,890	Rayonier Inc.	2,635,600

Real Estate Management & Development - 2.4%
	Forest City Enterprises Inc.:
103,400	Class A Shares	733,106
115,900	Class B Shares (c)	813,618

	Total Real Estate Management & Development	1,546,724

	TOTAL FINANCIALS	26,726,914

HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
13,308	WellPoint Inc. *	619,754

INDUSTRIALS - 24.4%
Aerospace & Defense - 10.3%
104,800	General Dynamics Corp.	5,963,120
9,900	Lockheed Martin Corp.	827,937

	Total Aerospace & Defense	6,791,057

Building Products - 3.4%
40,700	Ameron International Corp.	2,256,815

Commercial Services & Supplies - 0.6%
96,650	TRC Cos. Inc. *	385,633

Electrical Equipment - 1.0%
38,000	ABB Ltd., ADR	625,480

See Notes to Schedule of Investments.

BARRETT OPPORTUNITY FUND, INC.

Schedule of Investments (unaudited) (continued)	May 31, 2009

SHARES	SECURITY	VALUE
Industrial Conglomerates - 8.2%
285,710	Koninklijke Philips Electronics NV, New York Registered Shares	$5,414,205

Marine - 0.9%
23,400	Alexander & Baldwin Inc.	579,150

	TOTAL INDUSTRIALS	16,052,340

MATERIALS - 2.6%
Chemicals - 2.6%
20,842	Monsanto Co.	1,712,170

	TOTAL INVESTMENTS - 99.3% (Cost - $14,016,807#)	65,204,350
	Other Assets in Excess of Liabilities - 0.7%	488,125

	TOTAL NET ASSETS - 100.0%	$65,692,475

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)	Convertible into Forest City Enterprises Inc., Class A Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Barrett Opportunity Fund, Inc. (the “Fund”) is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MAY 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$65,204,350	$65,204,350	—	$0	†

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of August 31, 2008	$0	†
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	—

Balance as of May 31, 2009	$0	†

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(263,409)

Notes to Schedule of Investments (unaudited)(continued)

†	Amount represents less than $1.00

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$52,894,503
Gross unrealized depreciation	(1,706,960)

Net unrealized appreciation	$51,187,543

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At May 31, 2009, the Fund did not hold any derivative instruments.

4. Recent Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barrett Opportunity Fund, Inc.

By	/S/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	July 24, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	July 24, 2009